INTANGIBLE ASSETS - Schedule of Intangible Assets including Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 237	$ 70	$ 82
Acquired distribution rights
Disclosure of detailed information about intangible assets [line items]
Intangible assets	0	0	0
Products in development
Disclosure of detailed information about intangible assets [line items]
Intangible assets	79	36	39
Marketed products
Disclosure of detailed information about intangible assets [line items]
Intangible assets	150	29	36
Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets	5	0	0
Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets	3	5	7
Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets	540	348	382	$ 368
Additions	176	1	30
Transfers	0
Disposal			12
Exchange adjustments	16	(35)	(4)
Cost | Acquired distribution rights
Disclosure of detailed information about intangible assets [line items]
Intangible assets	206	195	220	235
Additions	0	0	0
Transfers	0
Disposal			12
Exchange adjustments	11	(25)	(3)
Cost | Products in development
Disclosure of detailed information about intangible assets [line items]
Intangible assets	104	60	66	37
Additions	167	1	30
Transfers	(126)
Disposal			0
Exchange adjustments	3	(7)	(1)
Cost | Marketed products
Disclosure of detailed information about intangible assets [line items]
Intangible assets	186	54	57	57
Additions	4	0	0
Transfers	126
Disposal			0
Exchange adjustments	2	(3)	0
Cost | Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets	5	0	0	0
Additions	5	0	0
Transfers	0
Disposal			0
Exchange adjustments	0	0	0
Cost | Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets	39	39	39	39
Additions	0	0	0
Transfers	0
Disposal			0
Exchange adjustments	0	0	0
Depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(303)	(278)	(300)	(306)
Amortization charge	(12)	(7)	(9)
Disposal			(12)
Exchange adjustments	(13)	29	3
Depreciation | Acquired distribution rights
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(206)	(195)	(220)	(235)
Amortization charge	0	0	0
Disposal			(12)
Exchange adjustments	(11)	25	3
Depreciation | Products in development
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(25)	(24)	(27)	(27)
Amortization charge	0	0	0
Disposal			0
Exchange adjustments	(1)	3	0
Depreciation | Marketed products
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(36)	(25)	(21)	(15)
Amortization charge	(10)	(5)	(6)
Disposal			0
Exchange adjustments	(1)	1	0
Depreciation | Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets	0	0	0	0
Amortization charge	0	0	0
Disposal			0
Exchange adjustments	0	0	0
Depreciation | Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(36)	(34)	(32)	$ (29)
Amortization charge	(2)	(2)	(3)
Disposal			0
Exchange adjustments	$ 0	$ 0	$ 0